Preferred Stock	12 Months Ended
Dec. 31, 2011
Preferred Stock

NOTE 7: PREFERRED STOCK

PG&E Corporation

PG&E Corporation has authorized 80 million shares of no par value preferred stock and 5 million shares of $100 par value preferred stock, which may be issued as redeemable or nonredeemable preferred stock. PG&E Corporation does not have any preferred stock outstanding.

Utility

The Utility has authorized 75 million shares of $25 par value preferred stock and 10 million shares of $100 par value preferred stock. The Utility specifies that 5,784,825 shares of the $25 par value preferred stock authorized are designated as nonredeemable preferred stock without mandatory redemption provisions. All remaining shares of preferred stock may be issued as redeemable or nonredeemable preferred stock.

The following table summarizes the Utility's outstanding preferred stock, none of which had mandatory redemption provisions at December 31, 2011 and 2010:

(in millions, except share amounts, redemption price, and par value)	Shares Outstanding	Redemption Price	Balance
Nonredeemable $25 par value preferred stock
5.00% Series	400,000	N/A	$ 10
5.50% Series	1,173,163	N/A	30
6.00% Series	4,211,662	N/A	105

Total nonredeemable preferred stock	5,784,825		$ 145

Redeemable $25 par value preferred stock
4.36% Series	418,291	$ 25.75	$ 11
4.50% Series	611,142	26.00	15
4.80% Series	793,031	27.25	20
5.00% Series	1,778,172	26.75	44
5.00% Series A	934,322	26.75	23

Total redeemable preferred stock	4,534,958		$ 113

Preferred stock			$ 258

At December 31, 2011, annual dividends on the Utility's nonredeemable preferred stock ranged from $1.25 to $1.50 per share. The Utility's redeemable preferred stock is subject to redemption at the Utility's option, in whole or in part, if the Utility pays the specified redemption price plus accumulated and unpaid dividends through the redemption date. At December 31, 2011, annual dividends on redeemable preferred stock ranged from $1.09 to $1.25 per share.

Dividends on all Utility preferred stock are cumulative. All shares of preferred stock have voting rights and an equal preference in dividend and liquidation rights. Upon liquidation or dissolution of the Utility, holders of preferred stock would be entitled to the par value of such shares plus all accumulated and unpaid dividends, as specified for the class and series. During each of 2011, 2010, and 2009, the Utility paid $14 million of dividends on preferred stock.

Pacific Gas And Electric Company [Member]
Preferred Stock

NOTE 7: PREFERRED STOCK

PG&E Corporation

PG&E Corporation has authorized 80 million shares of no par value preferred stock and 5 million shares of $100 par value preferred stock, which may be issued as redeemable or nonredeemable preferred stock. PG&E Corporation does not have any preferred stock outstanding.

Utility

The Utility has authorized 75 million shares of $25 par value preferred stock and 10 million shares of $100 par value preferred stock. The Utility specifies that 5,784,825 shares of the $25 par value preferred stock authorized are designated as nonredeemable preferred stock without mandatory redemption provisions. All remaining shares of preferred stock may be issued as redeemable or nonredeemable preferred stock.

The following table summarizes the Utility's outstanding preferred stock, none of which had mandatory redemption provisions at December 31, 2011 and 2010:

(in millions, except share amounts, redemption price, and par value)	Shares Outstanding	Redemption Price	Balance
Nonredeemable $25 par value preferred stock
5.00% Series	400,000	N/A	$ 10
5.50% Series	1,173,163	N/A	30
6.00% Series	4,211,662	N/A	105

Total nonredeemable preferred stock	5,784,825		$ 145

Redeemable $25 par value preferred stock
4.36% Series	418,291	$ 25.75	$ 11
4.50% Series	611,142	26.00	15
4.80% Series	793,031	27.25	20
5.00% Series	1,778,172	26.75	44
5.00% Series A	934,322	26.75	23

Total redeemable preferred stock	4,534,958		$ 113

Preferred stock			$ 258

At December 31, 2011, annual dividends on the Utility's nonredeemable preferred stock ranged from $1.25 to $1.50 per share. The Utility's redeemable preferred stock is subject to redemption at the Utility's option, in whole or in part, if the Utility pays the specified redemption price plus accumulated and unpaid dividends through the redemption date. At December 31, 2011, annual dividends on redeemable preferred stock ranged from $1.09 to $1.25 per share.

Dividends on all Utility preferred stock are cumulative. All shares of preferred stock have voting rights and an equal preference in dividend and liquidation rights. Upon liquidation or dissolution of the Utility, holders of preferred stock would be entitled to the par value of such shares plus all accumulated and unpaid dividends, as specified for the class and series. During each of 2011, 2010, and 2009, the Utility paid $14 million of dividends on preferred stock.